Revenues - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Successor
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 40,219	$ 7,802		$ 112,100	$ 9,183	$ 31,552
Percent of total revenues	100.00%	100.00%		100.00%	100.00%	100.00%
Successor | Cyber And Engineering [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 19,229			$ 58,039		$ 15,584
Successor | Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	20,990			54,061		15,968
Successor | Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 7,994	$ 3,837		$ 24,503	$ 3,957	$ 8,075
Percent of total revenues	20.00%	49.00%		22.00%	43.00%	26.00%
Successor | Customer A [Member] | Cyber And Engineering [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 7,994			$ 24,503		$ 8,075
Successor | Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 3,783	$ 2,688		$ 11,202	$ 3,045	$ 3,495
Percent of total revenues	9.00%	34.00%		10.00%	33.00%	11.00%
Successor | Customer B [Member] | Cyber And Engineering [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 3,783			$ 11,202		$ 3,495
Successor | Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 6,010			$ 6,010		$ 5,498
Percent of total revenues	15.00%			5.00%		17.00%
Successor | Customer C [Member] | Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 6,010			$ 6,010		$ 5,498
Successor | Customer D [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers						$ 5,494
Percent of total revenues						17.00%
Successor | Customer D [Member] | Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers						$ 5,494
Successor | All Others [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 22,432	$ 1,277		$ 70,385	$ 2,181	$ 8,990
Percent of total revenues	56.00%	17.00%		63.00%	24.00%	29.00%
Successor | All Others [Member] | Cyber And Engineering [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 7,452			$ 22,334		$ 4,014
Successor | All Others [Member] | Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers	$ 14,980			$ 48,051		4,976
Predecessor
Disaggregation of Revenue [Line Items]
Revenues earned from customers		$ 17,899	$ 55,093			$ 59,765	$ 73,626	$ 49,439
Percent of total revenues		100.00%	100.00%			100.00%	100.00%	100.00%
Predecessor | Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers		$ 13,719	$ 31,091			$ 26,049	$ 34,137	$ 21,878
Percent of total revenues		77.00%	56.00%			44.00%	46.00%	44.00%
Predecessor | Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers		$ 3,276	$ 20,593			$ 12,282	$ 21,386	$ 13,612
Percent of total revenues		18.00%	37.00%			21.00%	29.00%	28.00%
Predecessor | Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers								$ 5,510
Percent of total revenues								11.00%
Predecessor | All Others [Member]
Disaggregation of Revenue [Line Items]
Revenues earned from customers		$ 904	$ 3,409			$ 21,434	$ 18,103	$ 8,439
Percent of total revenues		5.00%	7.00%			35.00%	25.00%	17.00%